Accounts Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivables [Abstract]
Schedule of Accounts Receivable	The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.
	December 31, 2022	June 30, 2023
	US$’000	US$’000

Accounts receivable	8,902	5,485

Schedule of Prepayments and Other Assets	The prepayments and other assets consist of the following:
	December 31, 2022	June 30, 2023
	US$’000	US$’000

Prepayments and other current assets
Prepayment for equipment and related-services	3,237	1,705
Others	1,778	1,779
Total	5,015	3,484